Investments - Fair Value Hierarchy of Investments (Detail) - GBP (£)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Non-current and current investments
Fair value through other comprehensive income	£ 48,000,000
Available-for-sale		£ 2,621,000,000	£ 1,474,000,000
Fair value through profit or loss	6,000,000	7,000,000	7,000,000
Total	54,000,000	2,628,000,000	1,481,000,000
Level 1 [Member]
Non-current and current investments
Fair value through other comprehensive income	38,000,000
Available-for-sale		32,000,000	21,000,000
Fair value through profit or loss	6,000,000	7,000,000	7,000,000
Total	44,000,000	39,000,000	28,000,000
Level 2 [Member]
Non-current and current investments
Available-for-sale		2,575,000,000	1,437,000,000
Total		2,575,000,000	1,437,000,000
Level 3 [Member]
Non-current and current investments
Fair value through other comprehensive income	10,000,000	14,000,000	16,000,000
Available-for-sale		14,000,000	16,000,000
Total	£ 10,000,000	£ 14,000,000	£ 16,000,000